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MANAGED SERIES TRUST Federated Managed Aggressive Growth Fund Federated Managed
Growth Fund Federated Managed Growth and Income Fund Federated Managed Income Fund Supplement to Prospectuses Dated January 31, 1999

         I. At a special meeting of shareholders to be held on November 23, 1999, shareholders of the above-named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

              Shareholders will be asked to consider the following proposals:

              (1) To elect seven Trustees.

              (2) To make changes to the fundamental investment policies of each
Fund:

                  (a) To amend the Funds' fundamental investment policies
                      regarding diversification to read as follows:

                      "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

                  (b) To amend the Funds' fundamental investment policies
                      regarding borrowing money and issuing senior securities to read as follows:

                      "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                  (c) To amend the Funds' fundamental investment policies
                      regarding investments in real estate to read as follows:

                      "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                  (d) To amend the Funds' fundamental investment policies
                      regarding investments in commodities to read as follows:

                      "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities."

                  (e) To amend the Funds' fundamental investment policies
                      regarding underwriting securities to read as follows:

                      "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                  (f) To amend the Funds' fundamental investment policies
                      regarding lending by the Funds to read as follows:

                      "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                  (g) To amend the Funds' fundamental investment policies
                      regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

                      "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  (h) To amend, and to make non-fundamental, the Funds'
                      fundamental investment policies regarding buying securities on margin to read as follows:

                      "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                  (i) To amend, and to make non-fundamental, the Funds'
                      fundamental investment policies regarding pledging assets to read as follows:

                      "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

              (3) To eliminate the Funds' fundamental investment policies prohibiting selling securities short.

              (4) To restate the fundamental investment objectives of the
                  Federated Managed Growth Fund, Federated Managed Growth and Income Fund and Federated Managed Income Fund, to read as follows:

                  (a) For Federated Managed Growth Fund:

                    "To seek capital appreciation with income as a secondary objective."

                  (b) For Federated Managed Growth and Income Fund:

                    "To seek total return with an emphasis on income and capital appreciation."

                  (c) For Federated Managed Income Fund:

                    "To seek total return with an emphasis on income and potential for capital appreciation."

              (5) To approve amendments to, and a restatement of, the
                  Declaration of Trust for Managed Series Trust:

                  (a) To require the approval of a majority of the outstanding voting securities of Managed Series Trust in the event of the sale and conveyance of the assets of the Trust to another trust or corporation; and

                  (b) To permit the Board of Trustees to liquidate assets of
                      Managed Series Trust, its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

         II. The following actions have been taken by the Board of Trustees with regard to certain non-fundamental investment policies and limitations of the Funds:

              (1) Approved the elimination of the Funds' non-fundamental investment limitations regarding purchasing put options and writing call options.

              (2) Approved the elimination of the following undertakings for each of the Funds:

                  "The Fund does not expect to borrow money in excess of 5% of the value of its net assets during the coming fiscal year."

              (3) Approved revisions to the following non-fundamental investment policies of the Funds:

                  (a) Approved revisions to the Funds' non-fundamental
                      investment policies regarding investments in illiquid securities to read as follows:

                      "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

                  (b) Approved revisions to Federated Managed Income Fund's
                      non-fundamental current asset class model to provide that 5-25% of Federated Managed Income Fund's total assets will be allocated to stocks, and 75-95% of Federated Managed Income Fund's total assets will be allocated to bonds (for Federated Managed Income Fund only).

              (4) Approved the deletion, from Managed Series Trust's
                  registration statement, of the disclosure identifying the acceptable underlying investment asset categories for each of the Funds.

              (5) Delegated to the Funds' investment adviser responsibility for the determination of the appropriate benchmark weightings and ranges of asset categories for each Fund, which weightings and ranges shall in the future be modified as necessary, in the best judgment of the Funds' investment adviser, to achieve the Funds' stated investment objectives.

              (6) Approved changing the name of the Trust from "Managed Series
                  Trust" to "Federated Managed Allocation Portfolios."

              (7) Approved changes to the names of the Funds, to become effective in January, 2000, as follows:

                  (a) Changed the name of "Federated Managed Aggressive Growth
                      Fund" to "Federated Managed Growth Portfolio;"

                  (b) Changed the name of "Federated Managed Growth Fund" to
                      "Federated Managed Moderate Growth Portfolio;"

                  (c) Changed the name of "Federated Managed Growth and Income
                      Fund" to "Federated Managed Conservative Growth Portfolio;" and

                  (d) Changed the name of "Federated Managed Income Fund" to "Federated Managed Income Portfolio."

              (8) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration for the
                  Funds:

                  "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

              (9) Approved the adoption of the following non-fundamental investment limitation for each Fund when applying its commodities restriction:

                  "As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                                                                October 29, 1999


Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Cusip 56166K 107 Cusip 56166K 305 Cusip 56166K 503 Cusip 56166K 701 Cusip 56166K
206 Cusip 56166K 404 Cusip 56166K 602 Cusip 56166K 800

G02715-02 (10/99)